Oct. 26, 2021
AdvisorShares FolioBeyond Smart Core Bond ETF
AdvisorShares FolioBeyond Smart Core Bond ETF NYSE Arca ticker: FWDB
ADVISORSHARES TRUST

AdvisorShares FolioBeyond Smart Core Bond ETF
NYSE A
rca
t
icker
: FWDB
Supplement dated October 26, 2021 to the
Summary Prospectuses, Prospectuses, and Statement of Additional Information
dated November 1, 2020

This supplement provides new and additional information beyond that contained in the Summary Prospectuses, Prospectuses, and Statement of Additional Information for the AdvisorShares FolioBeyond Smart Core Bond ETF and AdvisorShares Sage Core Reserves ETF
(each, a “Fund” and together, the “Funds”)

and should be read in conjunction with those documents.

Effective November 1, 2021, CSM Advisors, LLC (“CSM”) will begin serving as investment sub-adviser to each Fund. CSM manages pension funds, profit-sharing plans, reserve funds, endowments and other financial assets for public sector, unions, corporations, foundations, hospitals, schools, religious organizations, and other institutions. CSM was established in 2020 as a result of the acquisition by North Square Investments of substantially all of the assets of C.S. McKee, L.P., which was founded in 1931. Brian Allen, Bryan Johanson, Jack White and Andrew Faderewski from CSM will serve as portfolio managers of each Fund. For its sub-advisory services to each Fund, AdvisorShares Investments, LLC, the Funds’ investment adviser, will pay CSM an annual sub-advisory fee of 0.12% based on the average daily net assets of each Fund. Additional information regarding CSM and the portfolio managers will be included in each Fund’s Prospectus and Statement of Additional Information dated November 1, 2021 and in an information statement regarding the hiring of CSM as investment sub-adviser to each Fund.

In connection with CSM becoming each Fund’s investment sub-adviser, each Fund’s name will change as follows –

Current Fund Name	New Fund Name
AdvisorShares FolioBeyond Smart Core Bond ETF	AdvisorShares North Square McKee ESG Core Bond ETF
AdvisorShares Sage Core Reserves ETF	AdvisorShares North Square McKee Core Reserves ETF

In addition, with respect to the AdvisorShares FolioBeyond Smart Core Bond ETF, the ticker will change from FWDB to MENV, the principal investment strategies will change, and there will be a reduction of the aggregate investment advisory fee from 0.50% to 0.24% and of the expense limitation from 0.95% to 0.47%. The primary changes to the Fund’s principal investment strategies are that (1) the Fund will no longer be a fund of funds, but instead will invest in fixed income securities directly, and (2) the Fund’s portfolio will be managed with a view to environmental, social, and corporate governance (ESG) factors. More information about the Fund’s revised principal investment strategy will be included in its Prospectus dated November 1, 2021.